Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, non-trade	$ 33,924	$ 15,623
Accounts receivable, related party balance	26,471	65,936
Accumulated depreciation	3,294,021	2,894,097
Accumulated amortization on vessels under capital lease	$ 69,072	$ 56,316
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, share authorized (shares)	725,000,000	725,000,000
Common stock, share issued (shares)	86,149,975	72,711,371
Common stock, share outstanding (shares)	86,149,975	72,711,371
Minimum [Member]
Range of interest	0.00%	0.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Range of interest	3.00%	3.00%